Long-Term Debt - Narrative (Details) - USD ($)				1 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2019	Sep. 30, 2016	Feb. 29, 2016	Sep. 30, 2019	Jan. 31, 2019	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt				$ 994,000,000				$ 1,816,450,000	$ 1,718,297,000
Repayment of debt				$ 5,000,000		$ 379,666,000	$ 136,600,000	184,100,000	175,250,000	$ 1,238,059,000
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing, amount								600,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit								144,200,000
Remaining borrowing on line of credit								$ 50,200,000
Springing maturity period								181 days
LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Unused capacity fee for line of credit								0.50%
Principal Owner
Debt Instrument [Line Items]
Related party, approved principal amount contribution			$ 88,000,000		$ 2,250,000
Principal Owner | Subsequent Event
Debt Instrument [Line Items]
Related party, approved principal amount contribution					2,250,000
Parent Issuer
Debt Instrument [Line Items]
Repayment of debt								$ 184,100,000	175,250,000	$ 1,238,059,000
Predecessor Senior Notes
Debt Instrument [Line Items]
Extinguishment of debt	$ 585,000,000
Predecessor Senior Notes | Senior Notes 9.125 Percent Due 2020
Debt Instrument [Line Items]
Principal								$ 585,000,000
Debt interest rate	9.125%					9.125%		9.125%
Deferred financing costs, net of accumulated amortization								$ 2,870,000
Long-term debt								$ 585,000,000	580,026,000
Effective interest rate								9.10%
Promissory Note, Intercompany | Promissory Note Due to Ascent Capital due October 2020
Debt Instrument [Line Items]
Long-term debt			$ 12,000,000					$ 12,000,000	12,000,000
Repayment of debt					9,750,000
Effective interest rate								12.50%
Promissory Note, Intercompany | Promissory Note Due to Ascent Capital due October 2020 | Subsequent Event
Debt Instrument [Line Items]
Repayment of debt					$ 9,750,000
Promissory Note, Intercompany | Promissory Note Due to Ascent Capital due October 2020 | Parent Issuer
Debt Instrument [Line Items]
Debt interest rate			12.50%
Extinguishment of debt			$ 100,000,000
Term Loan
Debt Instrument [Line Items]
Principal	$ 150,000,000					$ 150,000,000
Term Loan | Interest Rate Swap | Designated as Hedging Instrument
Debt Instrument [Line Items]
Effective weighted average interest rate on borrowings								8.08%
Term Loan | Term Loan Due September 2022
Debt Instrument [Line Items]
Principal	1,072,500,000	$ 1,100,000,000				$ 1,072,500,000		$ 1,075,250,000
Long-term debt								$ 1,075,250,000	1,059,598,000
Effective interest rate								8.60%
Debt discount on purchase price, percentage		1.50%
Line of credit facility, periodic payment	$ 2,750,000							$ 2,750,000
Springing maturity period								181 days
Term Loan | Term Loan Due September 2022 | LIBOR
Debt Instrument [Line Items]
Variable interest rate base floor	5.50%							5.50%
Floor on variable debt	1.00%							1.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Deferred financing costs and unamortized discounts, net								$ 23,215,000
Revolving Credit Facility | Revolving Credit Facility Due 2021
Debt Instrument [Line Items]
Long-term debt								$ 144,200,000	$ 66,673,000
Effective interest rate								4.80%
Maximum borrowing, amount		$ 295,000,000						$ 295,000,000
Variable interest rate base floor								4.00%
Springing maturity period								181 days
Revolving Credit Facility | Revolving Credit Facility Due 2021 | LIBOR
Debt Instrument [Line Items]
Variable interest rate base floor								4.00%
Floor on variable debt								1.00%